Average Annual Total Returns - Select Bond Portfolio	Select Bond Portfolio 1 Yr	Select Bond Portfolio 5 Yr	Select Bond Portfolio 10 Yr	Bloomberg Barclays® U.S. Aggregate Index(reflects no deduction for fees, expenses or taxes) 1 Yr	Bloomberg Barclays® U.S. Aggregate Index(reflects no deduction for fees, expenses or taxes) 5 Yr	Bloomberg Barclays® U.S. Aggregate Index(reflects no deduction for fees, expenses or taxes) 10 Yr	Lipper® Variable Insurance Products (VIP) Core Bond Funds Average(reflects deductions for fees and expenses) 1 Yr	Lipper® Variable Insurance Products (VIP) Core Bond Funds Average(reflects deductions for fees and expenses) 5 Yr	Lipper® Variable Insurance Products (VIP) Core Bond Funds Average(reflects deductions for fees and expenses) 10 Yr
Total	8.98%	4.75%	3.95%	7.51%	4.44%	3.84%	8.27%	4.55%	3.88%